Cash-settled share-based payment provision - Share-based payment expense movement in long-term provisions (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (205)	R (440)	R 655
Decrease in share price	62.00%
Share price (closing)	R 132.20
SARs with no CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (1)	(6)	117
SARs with CPTs
Share-based payment transaction
Expense from cash-settled share-based payment transactions - movements in long-term provisions	R (204)	R (434)	R 538